Concentration of Risk (Details Narrative)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Sales Revenue, Net [Member] | Minimum [Member]
Concentration credit risk percentage	10.00%	10.00%
Accounts Receivable [Member] | Customer 1 [Member]
Concentration credit risk percentage	44.01%	20.88%
Accounts Receivable [Member] | Customer 2 [Member]
Concentration credit risk percentage	19.38%	19.34%
Accounts Receivable [Member] | Customer 3 [Member]
Concentration credit risk percentage	17.95%	11.63%